UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2020

Item #1. Reports to Stockholders.

INDEX	Third Avenue International Real Estate Value Fund

ANNUAL REPORT

For the Year Ended December 31, 2020

Third Avenue International
Real Estate Value Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Dear Third Avenue International Real Estate Value Fund Investor:

The Third Avenue International Real Estate Value Fund’s Institutional Shares (the “Fund”) returned positive 5.0% over the year ended December 31, 2020, which was ahead of the benchmark (MSCI ACWI EX USA IMI Core Real Estate Index) which returned negative 8.1%.

In 4Q 2020, Third Avenue Management announced that it had entered into an agreement with Real Estate Management Services Group, LLC to add the REMS International Real Estate Value-Opportunity Fund to the Third Avenue fund lineup. Upon completion of the transition of management duties, and with approval of the Fund’s Board of Trustees, the Fund was renamed the Third Avenue International Real Estate Value Fund. Further, I have joined the Third Avenue Real Estate team as the sole Portfolio Manager of the Fund without any change to the investment process, style or portfolio management approach as a result.

Since inception, the Fund’s investment style and process has been based upon the same principals as Third Avenue’s investment approach. We at Third Avenue believe bringing the Fund alongside Third Avenue’s existing Real Estate Value Fund is beneficial given Third Avenue’s experience in global real estate investing dating back to 1998, and the expanded resources and potential for idea generation.

Over the year, the Fund’s performance was positively impacted by its exposure to companies specializing in either self-storage or datacenters. Under the stewardship of quality management, with well capitalized balance sheets and highly resilient cash flows, these companies were able to better navigate government shutdowns relative to more traditional commercial real estate such as retail and office. Returns were also positively impacted by the Fund’s exposure to residential development in Ireland and Spain. Partially offsetting the positive performance, the Fund’s exposure to the UK and diversified real estate companies/REITs in Europe and Asia generated negative returns over the year.

The Fund continues to have a concentrated number of ~20 investments focused on what we believe are the best opportunities in listed international real estate. Despite its concentration, the Fund is well diversified by asset type and country exposure. The Fund is currently exposed 38% to commercial real estate, 32% to residential real estate, 26% to specialized real estate (self-storage, datacenters), and 4% to real estate services. By geography, the Fund is 50% exposed to the UK and Europe, 35% to Asia Pacific, and 15% to the Americas (ex US).

ANNUAL REPORT

Fund Management believes investing in international listed real estate offers investors a unique opportunity to generate attractive long-term returns. Importantly, the Fund is focused on sustainability/ESG (environmental, social, governance), and invests primarily in investments deemed ‘sustainable’ in the Fund. An investment in the Fund gives investors the ability to diversify as international real estate has lower correlations to US markets. Further, internationally listed real estate markets seem to remain inefficiently priced compared to the US, which has been exacerbated by the underperformance of internationally listed real estate versus the US REIT sector over the past 10 years.

Given these opportunities, Fund Management continues to believe that active management of listed international real estate adds value, and that the space presents an attractive long-term opportunity.

As always, thank you for your continued interest and support.

Sincerely,

Quentin Velleley, CFA

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

COMPARISON OF $50,000 INVESTMENT IN
THIRD AVENUE INTERNATIONAL REAL ESTATE VALUE FUND
INSTITUTIONAL CLASS SHARES VS. MSCI ACWI ex USA IMI CORE REAL ESTATE INDEX
Thousands
$76
$74
$72
$70
$68
$66
$64
$62
$60
$58
$56
$54
$52
$50
$48
3/19/14
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
$75,378
$69,562
Past performance is not predictive of future performance
REMS International Real Estate Value-Opportunity Fund Institutional Class
MSCI ACWI ex USA IMI Core Real Estate Index

Third Avenue International Real Estate Value Fund	Total Return One Year Ended 12/31/20*		Average Annual Return Five Years Ended 12/31/20*	Average Annual Return Since Inception 4/20/18 to 12/31/20*	Average Annual Return Since Inception 3/19/14 to 12/31/20*
Institutional Class	4.89%		8.61%	N/A	6.23%
Class Z	4.98%		N/A	6.03%	N/A
MSCI ACWI ex USA IMI Core Real Estate Index	(8.12%	)	5.77%	0.74%	4.98%

*The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The MSCI ACWI ex USA IMI Core Real Estate Index is a free float-adjusted market capitalization index that consists of large, mid and small-cap stocks across 22 Developed Markets (DM) and 26 Emerging Markets (EM) countries engaged in the ownership, development and management of specific core property type real estate. The index excludes companies, such as real estate services and real estate financing companies, that do not own properties.

(The comparative index is not adjusted to reflect expenses that the U.S. Securities Exchange Commission (the “SEC”) requires to be reflected in the Fund’s performance.)

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Portfolio Compositionas of December 31, 2020

Holdings by Country/Asset Class	% of Net Assets
Common Stock:
Australia	16.94%
Brazil	4.38%
Canada	4.52%
Cayman Islands	5.48%
Germany	4.81%
Great Britain	19.19%
Hong Kong	7.19%
Ireland	11.57%
Luxembourg	4.33%
Mexico	5.81%
Singapore	5.28%
Spain	9.94%
Money Market Fund	0.18%
Total Investments	99.62%

See Notes to Financial Statements

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Schedule of InvestmentsDecember 31, 2020

Security Description	Shares	Fair Value

COMMON STOCKS – 99.44%

Diversified – 34.75%
CapitaLand Ltd.	838,400	$2,080,775
Centuria Capital Group	722,945	1,465,843
Merlin Properties SOCIMI, S.A.	212,358	2,018,257
NEXTDC Ltd.*	172,186	1,623,494
St. Modwen Properties PLC	275,782	1,508,448
SUNeVision Holdings, Ltd.	2,373,000	2,157,968
Swire Pacific Ltd.	1,240,000	1,159,626
The Wharf (Holdings) Ltd.	621,000	1,670,151
		13,684,562

RESIDENTIAL – 26.05%
Aedas Homes S.A.U*	73,600	1,897,093
Boardwalk Real Estate Investment Trust	67,116	1,779,004
Glenveagh Properties PLC*	2,263,460	2,373,785
Grainger PLC	522,502	2,026,276
Irish Residential Properties REIT PLC	1,193,400	2,180,951
		10,257,109

Office/Industrial – 19.37%
BR Properties, S.A.	905,700	1,726,239
Corporacion Inmobiliaria Vesta SAB	1,174,722	2,289,880
Derwent London PLC	40,600	1,718,824
VIB Vermoegen AG	54,098	1,893,364
		7,628,307

Retail – 4.05%
Shopping Centres Australasia Property Group	822,012	1,597,001

Self Storage – 15.22%
Big Yellow Group PLC	153,672	2,305,185
National Storage REIT	1,347,337	1,983,975
Shurgard Self Storage SA	39,290	1,703,879
		5,993,039

See Notes to Financial Statements

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Schedule of Investments - continuedDecember 31, 2020

Security Description	Shares	Fair Value
TOTAL COMMON STOCKS – 99.44%		$39,160,018
(Cost: $32,728,665)

MONEY MARKET FUNDS – 0.18%
Money Market Fiduciary, 0.0027%**	71,377	71,377
(Cost: $71,377)

NET INVESTMENTS IN SECURITIES – 99.62%
(Cost: $32,800,042)		39,231,395
Other assets, net of liabilities – 0.38%		149,363
NET ASSETS – 100.00%		$39,380,758

* Non-income producing

** Effective 7 day yield as of December 31, 2020

See Notes to Financial Statements

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Statement of Assets and LiabilitiesDecember 31, 2020

ASSETS
Investments at fair value* (Note 1)	$39,231,395
Foreign cash**	1,097
Dividends and interest receivable	170,215
Tax reclaim receivable	81,123
Prepaid expenses	16,854
TOTAL ASSETS	39,500,684
LIABILITIES
Payable for capital stock redeemed	89,030
Accrued investment advisory fees	12,550
Accrued administration and transfer agent	5,033
Accrued accounting fees	3,252
Other accrued expenses	10,061
TOTAL LIABILITIES	119,926
NET ASSETS	$39,380,758

Net Assets Consist of:
Paid-in-capital	$41,628,402
Distributable earnings (deficit)	(2,247,644)
Net Assets	$39,380,758

NET ASSET VALUE PER SHARE
Net Assets
Institutional Class	$10,671,667
Class Z	28,709,091
Total	$39,380,758
Shares Outstanding
Institutional Class	894,174
Class Z	2,329,690
Total	3,223,864
Net Asset Value and Offering Price Per Share
Institutional Class	$11.93	(A)
Class Z	12.32

* Identified cost of	$32,800,042
** Foreign cash cost of	$1,101

(A)Certain redemptions made within 90 days of purchase may include a 2% redemption fee.

See Notes to Financial Statements

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Statement of OperationsFor the year ended December 31, 2020

INVESTMENT INCOME
Dividends*	$1,121,264
Interest	2,949
Total investment income	1,124,213

EXPENSES
Investment advisory fees (Note 2)	510,648
Recordkeeping and administrative services (Note 2)	40,179
Accounting fees (Note 2)	47,728
Custodian fees	50,149
Transfer agent fees (Note 2)	31,339
Professional fees	46,509
Filing and registration fees	20,000
Trustee fees	8,603
Compliance fees	8,062
Shareholder reporting	19,444
Shareholder servicing (Note 2)
Institutional Class	32,018
Interest expense	14,851
Other	16,492
Total expenses	846,022
Advisory fee waivers (Note 2)	(320,523)
Net Expenses	525,499

Net investment income (loss)	598,714

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(7,830,233)
Net realized gain (loss) on short positions	110,053
Net realized gain (loss) on foreign currency transactions	(38,293)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(2,082,052)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currency transactions	6,583
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	(9,833,942)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(9,235,228)

* Net of foreign tax withheld	$88,601

See Notes to Financial Statements

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Statement of Changes in Net Assets

	For the year ended December 31, 2020	For the year ended December 31, 2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$598,714	$894,523
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	(7,758,473)	(1,370,982)
Net increase (decrease) in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency transactions	(2,075,469)	15,663,492
Increase (decrease) in net assets from operations	(9,235,228)	15,187,033

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(394,045)	(1,024,611)
Class Z	(468,740)	(221,898)
Decrease in net assets from distributions	(862,785)	(1,246,509)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	5,640,508	16,394,854
Class Z	10,627,923	2,524,044
Distributions reinvested
Institutional Class	328,228	930,162
Class Z	426,275	184,479
Shares redeemed
Institutional Class	(56,960,823)*	(8,745,045)*
Class Z	(415,994)	(152,606)**
Increase (decrease) in net assets from capital stock transactions	(40,353,883)	11,135,888

NET ASSETS
Increase (decrease) during period	(50,451,896)	25,076,412
Beginning of period	89,832,654	64,756,242
End of period	$39,380,758	$89,832,654

* Includes redemption fees of:	$3,007	$2,973
** Includes redemption fees of:		$1,353

See Notes to Financial Statements

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Statement of Cash FlowsFor the Year Ended December 31, 2020

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(9,235,228)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(23,387,258)
Proceeds from disposition of investment securities	57,732,439
Proceeds from short sales	4,577,013
Closed short transactions	(4,466,960)
Proceeds from sales of short term securities, net	5,916,556
Decrease (increase) in dividends and interest receivable	78,056
Decrease (increase) in foreign currency	(89)
Decrease (increase) in tax reclaim receivable	(12,430)
Decrease (increase) in prepaid assets	(3,039)
Increase (decrease) in due to broker	(40)
Increase (decrease) in accrued management fees	4,182
Increase (decrease) in other accrued expense	3,669
Unrealized appreciation on investments	2,082,052
Net realized gain (loss) from investments and securities sold short	7,720,180
Net cash provided by operating activities	41,009,103
Cash flows from financing activities:
Proceeds from shares sold	16,276,171
Payments on shares redeemed	(57,303,450)
Cash distributions paid	(108,282)
Net cash used in financing activities	(41,135,561)
Net increase (decrease) in cash	(126,458)
Cash:
Beginning balance	126,458
Ending balance	$–

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$754,503
Cash financing activities not included herein consist of:
Interest paid	$14,851

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Third Avenue International Real Estate Value Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

13

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Financial Highlights

	Institutional Class Shares(A)
	Years Ended December 31,
	2020		2019		2018		2017		2016
Net asset value, beginning of year	$11.80		$9.85		$11.72		$9.48		$9.65
Investment activities
Net investment income(1)	0.12		0.12		0.22		0.24		0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.46		1.99		(0.91)		2.33		(0.36)
Total from investment activities	0.58		2.11		(0.69)		2.57		(0.08)
Distributions
Net investment income	(0.45)		—		(0.23)		(0.21)		(0.09)
Realized gains	—		(0.16)		(0.95)		(0.12)		—
Total distributions	(0.45)		(0.16)		(1.18)		(0.33)		(0.09)
Redemption Fees(1)	—	(2)	—	(2)	—	(2)	—		—
Net asset value, end of year	$11.93		$11.80		$9.85		$11.72		$9.48
Total Return	4.89%		21.48%		(5.85%)		27.11%		(0.88%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(B)	1.69	%(C)	1.67	%(C)	1.47	%(C)	1.38	%(C)	1.56	%(C)
Expenses, net of management fee waivers and reimbursements	1.03	%(D)	1.19	%(D)	0.68	%(D)	0.26	%(D)	0.01	%(D)
Net investment income	1.17%		1.15%		1.85%		2.14%		2.92%
Portfolio turnover rate	46.94%		34.10%		53.11%		48.61%		40.15%
Net assets, end of year (000’s)	$10,672		$73,585		$53,596		$55,950		$20,336

(1)Per share amounts calculated using the average shares outstanding throughout the period.

(2)Less than 0.01

(A)Prior to June 28, 2017, the REMS International Real Estate Value-Opportunity Fund’s Institutional Shares were named Founders Shares.

(B)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(C)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.66%, 1.48%, 1.43%, 0.26%, 0.01% and -% for the years ended December 31, 2020 through December 31, 2016, respectively.

(D)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00%, 1.00%, 0.63%, 0.25%, -% and -% for the years ended December 31, 2020 through December 31, 2016, respectively.

Third Avenue International Real Estate Value Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

15

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Financial Highlights

	Class Z Shares
	Years ended December 31,				Period April 20, 2018(^) to December 31, 2018
	2020		2019
Net asset value, beginning of year	$11.93		$9.96		$12.01
Investment activities
Net investment income(1)	0.13		0.13		0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.46		2.00		(1.14)
Total from investment activities	0.59		2.13		(0.99)
Distributions
Net investment income	(0.20)		—		(0.11)
Realized gains	—		(0.16)		(0.95)
Total distributions	(0.20)		(0.16)		(1.06)
Redemption Fees(1)	—		—	(2)	—
Net asset value, end of year	$12.32		$11.93		$9.96
Total Return*	4.98%		21.44%		(8.15%)
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross(A)	1.59	%(B)	1.59	%(B)	1.40	%(B)
Expenses, net of management fee waivers and reimbursements	1.03	%(C)	1.19	%(C)	0.73	%(C)
Net investment income	1.17%		1.15%		1.79%
Portfolio turnover rate*	46.94%		34.10%		53.11%
Net assets, end of year (000’s)	$28,709		$16,248		$11,160

(^)Commencement of operations

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets have been annualized for periods less than one year.

(1)Per share amounts calculated using the average shares outstanding throughout the period.

(2)Less than 0.01

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.56%, 1.39% and 1.36% for the years ended December 31, 2020 through December 31, 2019 and for the period April 20, 2018 through December 31, 2018.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00%, 1.00% and 0.68% for the years ended December 31, 2020 through December 31, 2019 and for the period April 20, 2018 through December 31, 2018.

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Notes to Financial Statements December 31, 2020

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Third Avenue International Real Estate Value Fund (“TAM International”) formerly known as the REMS International Real Estate Value-Opportunity Fund (“REMS International”or the “Fund”) is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. TAM International’s Institutional Class Shares commenced operations on March 19, 2014 and Class Z commenced operations on April 20, 2018 as a series of the Trust. Effective June 28, 2017, the Founders Shares were re-named Institutional Shares. TAM International currently offers Institutional, Platform and Z Shares. At December 31, 2020, there were no Platform Shares outstanding for TAM International.

The investment objectives of the Fund are as follows:

Fund	Objective
TAM International

to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include REITs, real estate operating companies and other publicly traded companies whose asset base is primarily real estate.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Notes to Financial Statements - continuedDecember 31, 2020

in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Notes to Financial Statements - continuedDecember 31, 2020

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
TAM International
Common Stock
Diversified	$15,388,441	$—	$—	$15,388,441
Residential	10,257,109	—	—	10,257,109
Office/Industrial	7,886,043	1,726,239	—	9,612,282
Retail	1,597,001	—	—	1,597,001
Self Storage	2,305,185	—	—	2,305,185
Money Market	71,377	—	—	71,377
	$37,505,156	$1,726,239	$—	$39,231,395

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund may also borrow on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Notes to Financial Statements - continuedDecember 31, 2020

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the tax positions taken for the Fund for each of the open tax years (2017-2019) and expected to be taken in the 2020 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2020, there were no reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Notes to Financial Statements - continuedDecember 31, 2020

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITs and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Derivatives

TAM International may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of TAM International, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging

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Third Avenue International Real Estate Value Fund

Notes to Financial Statements - continuedDecember 31, 2020

can reduce or eliminate losses, it can also reduce or eliminate gains. When TAM International uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

TAM International follows the disclosure provisions of FASB ASC 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position, as well as disclosure about credit risk-related contingent features in derivative agreements. Disclosure regarding derivative fair value and gain (loss) by contract type is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings. TAM International values its derivatives at fair value, and recognizes changes in fair value currently in its Statement of Operations.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Notes to Financial Statements - continuedDecember 31, 2020

will be decreased, and any realized loss increased by the amount of transaction costs. At December 31, 2020, the Fund held no securities short.

For the year ended December 31, 2020, short debit fees associated with such transactions was $9,677 for TAM International.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

At a meeting of the Board of the Trust held on October 27, 2020, the Board approved Third Avenue Management, LLC (“TAM”) as the interim investment adviser to the Fund pursuant to an interim investment advisory agreement (the “Interim Advisory Agreement”) in accordance with the requirements of Section 15(f) and Rule 15a4 of the 1940 Act. Pursuant to the Interim Advisory Agreement, which went into effect November 23, 2020, TAM will provide advisory services to the Fund under the Interim Advisory Agreement until the earlier of: (i) the date on which the Fund’s shareholders approve a new investment advisory agreement (the “New Advisory Agreement”); or (ii) 150 days from the effective date of the Interim Advisory Agreement. The New Advisory Agreement, if approved by shareholders, will replace the Interim Advisory Agreement. TAM has agreed to maintain the Fund’s expense limitation arrangements through the term of the Interim Advisory Agreement. Prior to November 23, 2020 investment advisory services were provided by REMS Real Estate Management Services Group, LLC (“REMS”) for an annual fee of 1.00% of the average daily net assets of the Fund.

TAM has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses do not exceed 1.00% of the average daily net assets of TAM International, through the term of the Interim Advisory Agreement. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by a Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped.

TAM earned $41,865 and waived fees of $29,315 for the period November 23, 2020 to December 31, 2020.

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Third Avenue International Real Estate Value Fund

Notes to Financial Statements - continuedDecember 31, 2020

REMS earned $468,783 and waived fees of $291,208 for the period January 1, 2020 to November 22, 2021.

The Fund has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders. For the year ended December 31, 2020, the following fees under the shareholder services plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
TAM International	Institutional	Shareholder Servicing	$32,018

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator and transfer and dividend disbursing agent. For the year ended December 31, 2020, the following fees were paid to CFS:

Fund	Administration	Transfer Agent
TAM International	$36,316	$28,390

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Notes to Financial Statements - continuedDecember 31, 2020

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2020 were as follows:

Fund	Purchases	Sales
TAM International	$ 23,387,258	$ 57,732,439

These amounts do not include the following:

Fund	Proceeds from short sales	Cost to cover short securities
TAM International	$4,577,013	$4,466,960

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the year ended December 31, 2020 and the year ended December 31, 2019 were as follows:

TAM International	Year ended December 31, 2020	Year ended December 31, 2019
Distributions paid from:
Ordinary income	$862,785	$684,106
Realized gains	—	562,403
	$862,785	$1,246,509

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Notes to Financial Statements - continuedDecember 31, 2020

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$561,463
Accumulated net realized losses	(8,795,412)
Net unrealized appreciation	5,987,385
Other accumulated losses	(1,080)
$(2,247,644)

As of December 31, 2020 TAM International had a capital loss carryforward of $8,795,412 which can be carried forward indefinitely and retain the character of long-term.

As of December 31, 2020, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
TAM International	$ 33,252,280	$ 7,467,937	$ (1,480,552)	$ 5,987,385

For tax purposes, the Fund had a current year post October currency loss of $1,080. This loss will be recognized on the first business day of the Fund’s fiscal year, January 1, 2021.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Year ended December 31, 2020
	Institutional Shares	Class Z Shares
Shares sold	583,122	973,236
Shares reinvested	27,490	34,572
Shares redeemed	(5,954,527)	(39,656)
Net increase (decrease)	(5,343,915)	968,152
	Year ended December 31, 2019
	Institutional Shares	Class Z Shares
Shares sold	1,509,791	239,234
Shares reinvested	79,230	15,542
Shares redeemed	(793,792)	(13,770)
Net increase (decrease)	795,229	241,006

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Notes to Financial Statements - continuedDecember 31, 2020

NOTE 6 – RISKS AND CONCENTRATIONS

TAM International concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the respective Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Notes to Financial Statements - continuedDecember 31, 2020

The Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the year ended December 31, 2020 the interest was as follows:

Fund	Outstanding Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding	Outstanding Balance as of 12/31/2020	Interest Expense
TAM International	$137,243	3.79%	$2,524,444	$25	$5,197

NOTE 7 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the year ended December 31, 2020, the interest was as follows:

Fund	Outstanding Average Daily Balance	Weighted Average Interest Rate	Interest Paid	Maximum Amount Outstanding During the Year	Outstanding Balance at 12/31/2020
TAM International	$105,391	1.21%	$1,280	$2,272,423	$—

NOTE 8 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

NOTE 9 – SUBSEQUENT EVENTS

It is anticipated that shareholders of the Fund will receive a proxy statement to approve a New Advisory Agreement with TAM to become effective prior to the termination of the Interim Advisory Agreement.

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of the World Funds Trust
and Shareholders of Third Avenue International Real Estate Value Fund
Richmond, Virginia

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Third Avenue International Real Estate Value Fund (formerly known as REMS International Real Estate Value-Opportunity Fund) (the “Fund”), a series of the World Funds Trust (the “Trust”), including the schedule of investments, as of December 31, 2020, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes for the Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Report of Independent Registered Public Accounting Firm - continued

of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 1, 2021

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and executive officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 1-800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (65) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	27	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company).
Mary Lou H. Ivey (63) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	27	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company).
Theo H. Pitt, Jr. (84) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	27

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust for the three series of that trust; (all registered investment companies).

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (57) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency).
Karen M. Shupe (56) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (66) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (52) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (52) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (59) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, orate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (52) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Approval of Interim and New Advisory Agreement

The Board considered the approval and ratification of a new Investment Advisory Agreement (the “New Advisory Agreement”) between World Funds Trust (the “Trust”) and Third Avenue Management, LLC (“Third Avenue”) on behalf of the Third Avenue International Real Estate Value Fund (formerly the REMS International Real Estate Value-Opportunity Fund (the “Fund”)) at meetings held on November 16-17, 2020 and January 8, 2021 (the “Meetings”). It was noted that the New Advisory Agreement was presented for approval because the investment adviser of the REMS International Real Estate Value-Opportunity Fund, Real Estate Management Services Group, LLC (“REMS”), informed the Board that it had determined to wind down the aspect of its business related to the REMS International Real Estate Value-Opportunity Fund and that it therefore would no longer serve as investment adviser to the Fund. The Trustees considered that REMS recommended that Third Avenue be approved as the Fund’s interim investment adviser and, subject to shareholder approval, the new investment adviser to the Fund. The Trustees considered that Third Avenue informed the Board that Third Avenue entered into an employment agreement with a portfolio manager of the Fund who had been providing day-to-day management of the Fund’s portfolio as an employee of REMS, and that he would continue to provide such services to the Third Avenue International Real Estate Value Fund as an employee of Third Avenue. The Trustees also considered that Third Avenue reported that it intends to propose in the near future that the Fund be reorganized out of the Trust into the Third Avenue Trust (the “Reorganization”). It was noted that, at a special meeting held on October 27, 2020 (the “October Special Meeting”), the Board approved an interim investment advisory agreement pursuant to which Third Avenue was appointed as the interim investment adviser to the Fund (the “Interim Agreement”), which became effective on November 23, 2020, and that the name of the Fund was changed to the Third Avenue International Real Estate Value Fund. The Trustees considered that the Interim Agreement may only remain in place for up to 150 days and will therefore terminate no later than April 22, 2021, and that the material terms of the Interim Agreement are substantially identical to the terms of the Fund’s prior investment advisory agreement with REMS, except with respect to the identity of the investment adviser and the term of the agreement. The Board noted that, because the Reorganization may occur after the Interim Agreement expires, the New Advisory Agreement is being presented for approval to be effective on any expiration of the Interim Agreement, pursuant to which Third Avenue will continue to provide the Fund with uninterrupted investment advisory services. The Trustees considered that approval of the New Advisory Agreement would not change the rate at which the Fund pays advisory

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

fees to Third Avenue pursuant to the Interim Agreement and that the material terms of the New Advisory Agreement are substantially identical to the terms of the Interim Agreement except with respect to the term of the agreement.

The Trustees reviewed and discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the New Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Third Avenue; (ii) the investment performance of the Fund and Third Avenue; (iii) the costs of the services to be provided and profits to be realized by Third Avenue from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Third Avenue’s practices regarding possible conflicts of interest. The Board reflected on its discussions regarding the proposed New Advisory Agreement, the proposed expense limitation arrangements and the anticipated manner in which the Fund would be managed with representatives of Third Avenue during the Meetings.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented by Third Avenue in connection with the approval process, both at the Meetings and the October Special Meeting. The Board requested and was provided with information and reports relevant to the approval of the New Advisory Agreement, including: (i) reports regarding the services and support to be provided to the Fund and its shareholders; (ii) presentations by management of Third Avenue addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Fund; (iii) disclosure information contained in the Form ADV of Third Avenue; and (iv) a memorandum from Trust counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the New Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Third Avenue, including financial information, a description of its personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of anticipated fund expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

expenses; and (iv) benefits to be realized by Third Avenue from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the New Advisory Agreement and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the New Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services to be provided by Third Avenue.

In this regard, the Board considered the responsibilities of Third Avenue under the New Advisory Agreement. The Board reviewed the services to be provided by Third Avenue to the Fund including, without limitation: Third Avenue’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objective and limitations; its anticipated coordination of services for the Fund among the Fund’s service providers; and its anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of the Fund’s shares. The Board considered: Third Avenue’s staffing, personnel, and methods of operating; the education and experience of Third Avenue personnel as well as their specific skill set suited to continue implementing the Fund’s investment strategy; and Third Avenue’s compliance program, policies, and procedures and its regulatory history. The Board considered that Third Avenue has extensive experience in managing investment companies, including real estate-focused mutual funds (the “Third Avenue Real Estate Funds”). The Board also considered that the primary portfolio manager of the REMS International Real Estate Value-Opportunity Fund would continue as a portfolio manager of the Third Avenue International Real Estate Value Fund in a new position with Third Avenue and be supported by Third Avenue’s tenured global real estate investment team. After reviewing the foregoing and further information from Third Avenue, the Board concluded that the quality, extent, and nature of the services to be provided by Third Avenue were satisfactory and adequate for the Fund.

(2) Investment Performance of the Fund and Third Avenue.

The Board noted that, though Third Avenue had not yet commenced managing the Fund as of the November 16-17, 2020 Board meeting, the Fund’s primary portfolio manager would continue in a new role at Third Avenue and the Fund’s investment objective and strategies would not be materially changing as a result of the change in investment adviser. The Trustees therefore considered the short- and long-term performance of the Fund with the performance of funds

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

with similar objectives managed by other investment advisers derived by Broadridge from Morningstar data, as well as with aggregated peer group data. The Trustees noted that the Fund’s returns for the one-year and five-year periods ended September 30, 2020 ranked in the top quartile relative to its peer group and Morningstar category but in the third and second quartiles, respectively, for the three-year period. It was noted that the Fund’s peer group consisted of six mutual funds within the Morningstar Global Real Estate Category that focused on international (ex-U.S.) real estate companies for each of those periods. It was further noted that the Fund’s one-, three- and five-year returns exceeded the returns of its benchmark index. The Board also compared the investment performance of the Third Avenue Real Estate Funds relative to the Fund and considered the reasons for the differences as reported by Third Avenue. Based on these considerations, the Board concluded that the performance of the Fund and Third Avenue was satisfactory.

(3)The costs of the services to be provided and profits to be realized by Third Avenue from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by Third Avenue from the relationship with the Fund, the Trustees considered Third Avenue’s staffing, personnel, and methods of operating; the financial condition of Third Avenue and the level of commitment to the Fund by Third Avenue; the asset levels of the Fund; and the overall expenses of the Fund. The Trustees considered financial statements of Third Avenue and discussed the financial stability and profitability of the firm. The Trustees considered that the Fund’s advisory fee will not change under the New Advisory Agreement and that the Fund’s expense limitation arrangements under Third Avenue’s management will be the same as those in place under REMS’ management of the Fund. The Board considered the fees and expenses of the Fund (including the advisory fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors, as derived by Broadridge from Morningstar data. The Trustees noted that, although the Fund’s net expense ratio is near, but higher than, its peer group and Morningstar category medians, its net advisory fee is significantly lower than the peer group and category medians. The Trustees also compared the advisory fees charged to the Fund with the advisory fees charged to the Third Avenue Real Estate Funds and considered the reasons for the differences as reported by Third Avenue. Following this analysis and upon further consideration and discussion of the foregoing, the Board determined that the advisory fee was within an acceptable range, which is below the Fund’s peer group and category medians, in light of the services to be rendered by

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Third Avenue. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Third Avenue by the Fund were fair and reasonable.

(4)The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Trustees considered the Fund’s proposed fee arrangements with Third Avenue. The Trustees determined that, although the advisory fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation arrangements in place for the Fund. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than Third Avenue. Following further discussion of the Fund’s asset levels, expectations for growth, and levels of fees, as well as the other contractual fee structures that were in place for the Fund, the Trustees determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable and structured so as to allow the Fund to realize the benefits of economies of scale it grows, as well as immediately because of the expense limitation arrangements.

(5)Possible conflicts of interest and benefits derived by Third Avenue.

In considering Third Avenue’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Fund and/or other clients of Third Avenue; and the substance and administration of Third Avenue’s Code of Ethics. The Trustees considered that Third Avenue indicated that it may benefit from increased market exposure by its association with the Trust. Based on the foregoing, the Trustees determined that Third Avenue’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the New Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Board approved the New Advisory Agreement.

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs including redemption fees on certain redemptions made within 90 days of purchase (Institutional and Platform shares) and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2020 and held for the period ended December 31, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (7/1/20)	Ending Account Value (12/31/20)	Annualized Expense Ratio***	Expenses Paid During Period Ended* (12/31/20)
TAM International
Institutional Class Actual (REIFX)	$1,000.00	$1,237.60	1.03%	$5.79
Institutional Class Hypothetical**	$1,000.00	$1,019.85	1.03%	$5.22
Class Z Actual (REIZX)	$1,000.00	$1,237.60	1.03%	$5.79
Class Z Hypothetical**	$1,000.00	$1,019.85	1.03%	$5.22

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses

***For the six months ended December 31, 2020, fees waived by the Fund’s investment adviser reduced the annualized expense ratio by 0.66% and 0.56% for the TAM International Institutional Class and Class Z, respectively.

ANNUAL REPORT

Third Avenue International Real Estate Value Fund

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2020 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Adviser:

Third Avenue Management, LLC
622 Third Avenue 32nd Floor
New York, New York 10017

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St., Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

PractusTM LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $17,000 for 2020 and $17,000 for 2019.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2019.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,500 for 2020 and $4,500 for 2019. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2020 and $0 for 2019.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Third Avenue International Real Estate Value Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2020 and $0 for 2019.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer

Date: March 8, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 8, 2021

* Print the name and title of each signing officer under his or her signature.